Revenues (Tables)	12 Months Ended
Dec. 31, 2024
Revenues [Abstract]
Scheudle of Recognized Revenue from Contracts with Customers

The Company recognized revenue from contracts with customers for the years ended December 31, 2024, 2023 and 2022 as follows:

	Year ended December 31,
	2024	2023	2022

Revenues from CDMO recognized Over time*	$496	$-	$-
Revenues from CDMO recognized Point in time	62	-	-
Revenues recognized from Licensing	100	-	-
Total	$658	$-	$-

*	Amount of $389 is related to one customer